Financial Instruments - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Other financial liabilities at fair value through profit or loss	£ 899	£ 803
Deposits by customers	195,149	197,313
Deposits by banks	20,357	28,543
Repurchase agreements - non trading	8,411	7,982
Debt securities in issue	35,778	36,420
Subordinated liabilities	2,386	2,332
Lease liabilities	114	129
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	991	1,147
Other financial liabilities at fair value through profit or loss	1,073	978
Deposits by customers	195,537	197,443
Deposits by banks	21,890	29,814
Repurchase agreements - non trading	8,426	7,987
Debt securities in issue	41,640	38,685
Subordinated liabilities	3,456	3,275
Lease liabilities	128	142
Total financial liabilities	273,141	279,471
Off-balance sheet commitments given	31,439	31,858
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	1	0
Other financial liabilities at fair value through profit or loss	0	0
Deposits by customers	181,492	181,744
Deposits by banks	1,479	2,067
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	182,972	183,811
Off-balance sheet commitments given	3,805	19,111
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	221	224
Other financial liabilities at fair value through profit or loss	8	0
Deposits by customers	4,826	4,969
Deposits by banks	806	948
Repurchase agreements - non trading	8,418	7,984
Debt securities in issue	7,500	6,678
Subordinated liabilities	27	35
Lease liabilities	0	0
Total financial liabilities	21,806	20,838
Off-balance sheet commitments given	15,205	787
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	53	120
Other financial liabilities at fair value through profit or loss	7	98
Deposits by customers	5,987	7,927
Deposits by banks	1,518	659
Repurchase agreements - non trading	8	3
Debt securities in issue	3,835	2,101
Subordinated liabilities	83	691
Lease liabilities	30	32
Total financial liabilities	11,521	11,631
Off-balance sheet commitments given	1,408	898
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	480	501
Other financial liabilities at fair value through profit or loss	538	443
Deposits by customers	2,946	2,471
Deposits by banks	18,087	26,140
Repurchase agreements - non trading	0	0
Debt securities in issue	21,708	23,076
Subordinated liabilities	876	1,149
Lease liabilities	73	82
Total financial liabilities	44,708	53,862
Off-balance sheet commitments given	7,399	7,508
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	236	302
Other financial liabilities at fair value through profit or loss	520	437
Deposits by customers	286	332
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Debt securities in issue	8,597	6,830
Subordinated liabilities	2,470	1,400
Lease liabilities	25	28
Total financial liabilities	12,134	9,329
Off-balance sheet commitments given	£ 3,622	£ 3,554